Stock-Based Compensation - Summary of Restricted Stock Activity (Detail) - 2012 Equity Incentive Plan - Restricted Stock - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Units Unvested, Beginning balance	289,557	370,260	53,240
Number of Units, Granted	160,600	44,000	338,800
Number of Units, Vested	(90,090)	(98,560)	(21,560)
Number of Units, Forfeitures	(9,900)	(26,400)	(220)
Number of Units Unvested, Ending balance	350,167	289,557	370,260
Weighted Average Unvested, Beginning balance	$ 8.02	$ 7.89	$ 2.16
Weighted Average, Granted	3.85	8.06	8.06
Weighted Average, Vested	(8.01)	(7.61)	(3.0)
Weighted Average, Forfeitures	(6.00)	(7.75)	(2.25)
Weighted Average Unvested, Ending balance	$ 6.87	$ 8.02	$ 7.89
Scenario, Previously Reported [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Units Unvested, Beginning balance	289,300
Number of Units Unvested, Ending balance		289,300